William Blair Funds
24 f (2) NT
File Number 811-5344

December 31, 2019

1	William Blair Funds
	150 North Riverside Plaza
	Chicago, IL 60606

2			X

3	Investment Company Act File Number:	811-05344

4(a)	Securities Act File Number:	033-17463

4(b)	December 31, 2019

4(c)

5
	( i )		$3,009,634,175

	( ii )	$5,029,481,642

	( iii)	2,470,574,164

	( iv )		$7,500,055,806

	( v )		$0

	( vi )	($4,490,421,631)

	( vii )		0.01298%

	( viii )		$0.00

6	Not applicable

7			$0.00

8			$0.00

9	Not applicable	Not applicable

by	/s/ John M. Raczek
	Principal Financial Officer

	Wednesday, March 04, 2020